CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($)
Mineral exploration expenses
Mineral exploration expenses	[1]		$ 80,343		$ 566,427		$ 2,276,286
Reimbursements from optionee	[1]		(434,982)		(291,680)		(1,189,652)
Operating expense			354,639		(274,747)		(1,086,634)
General administrative expenses
Bank charges			974		1,784		4,661
Consulting fees, wages and benefits			192,577		117,278		143,332
Depreciation			13,303		3,496		0
Investor relations			94,314		139,494		132,189
Listing and filing fees			8,035		9,062		8,791
Office and administrative fees			18,468		19,052		28,686
Professional fees	[2]		129,511		191,238		231,065
Rent	[2]		10,200		12,286		9,000
Share-based payment	[2]		0		9,369		141,124
Transfer agent fees			18,648		9,472		9,670
Travel			8,329		35,723		46,928
General and administrative expense			(494,359)		(548,254)		(755,446)
Other items
Foreign exchange gain (loss)			802		(195)		(485)
Interest income			8		148		1,181
Gain on disposal of equipment			0		6,643		0
Other income			0		0		6,014
Write-down of exploration and evaluation assets	[1]		(1)		(1,239,994)		0
Write-down of tax deposits	[3]		0		(41,200)		0
Write-down of exploration and evaluation assets	[3]		0		0		(49,962)
Gains (losses) on net monetary position			809		(1,274,598)		(43,252)
Net loss for the year			(138,911)		(2,097,599)		(1,885,332)
Exchange difference arising on the translation of foreign subsidiaries			(16,786)		20,714		(16,548)
Comprehensive loss for the year			$ (155,697)		$ (2,076,885)		$ (1,901,880)
Basic and diluted loss per share | $ / shares	[4]	$ (0.00)		$ (0.08)		$ (0.08)

[1]	Note 5.
[2]	Note 8.
[3]	Note 6.
[4]	Note 10.